Supplemental cash flow information	12 Months Ended
Dec. 31, 2017
Supplemental cash flow information
Supplemental cash flow information

29.          Supplemental cash flow information:

(a)          Changes in operating assets and liabilities:

	For the year ended
	December 31,
	2017	2016
Trade and other receivables	$64.4	$45.7
Construction contract assets	(40.1)	58.7
Financial assets, other	41.2	(45.0)
Inventories	1.1	1.4
Current tax assets	(37.4)	(25.3)
Non-financial assets	31.5	(4.0)
Orbital receivables	(5.8)	(8.7)
Trade and other payables	(17.6)	22.4
Financial liabilities, other	4.7	(11.2)
Provisions	11.8	(0.2)
Construction contract liabilities	(39.7)	(147.9)
Employee benefits	(24.1)	3.0
Non-financial liabilities	(32.5)	(8.1)
	$(42.5)	$(119.2)

(b)          Cash and cash equivalents on the consolidated statements of cash flows are comprised of the following:

	For the year ended
	December 31,
	2017	2016
Cash and cash equivalents	$19.1	$14.1
Bank overdraft	—	(17.9)
	$19.1	$(3.8)

(c)          Acquisition of DigitalGlobe, net of cash acquired in the investing activities section of the consolidated statement of cash flows is comprised of the following:

For the
year ended
December 31, 2017
Investing activities:
Acquisition of DigitalGlobe	$(1,131.0)
Repayment of DigitalGlobe long-term debt	(1,266.0)
Settlement of DigitalGlobe transaction costs	(46.6)
Cash acquired	170.6
$(2,273.0)

(d)          Reconciliation of liabilities arising from financing activities:

			Obligations
			under
	Long-term	Securitization	finance	Financial
	debt	liability	leases	liabilities	Total
Balance as at January 1, 2017	$596.0	$121.2	$4.7	$5.2	$727.1

Changes from financing cash flows:
Repayment of revolving loan facility and other long-term debt	(421.4)	—	—	—	(421.4)
Repayment of 2017 Term notes	(100.0)	—	—	—	(100.0)
Repayment of 2024 Term notes	(256.3)	—	—	—	(256.3)
Payments on finance leases	—	—	(4.5)	—	(4.5)
Interest paid on long-term debt	(40.5)	—	—	—	(40.5)
Settlement of securitization liability, including interest	—	(21.8)	—	—	(21.8)
Repayment of interest free government assistance	—	—	—	(1.0)	(1.0)
Total changes from financing cash flows	(818.2)	(21.8)	(4.5)	(1.0)	(845.5)
Issuance of long-term debt related to acquisition, net of financing fees (note 9)	3,096.7	—	—	—	3,096.7
The effect of changes in foreign exchange rates	4.7	—	0.4	0.3	5.4

Liability related changes:
Amortization of financing fees	2.2	—	—	—	2.2
New finance leases	—	—	7.3	—	7.3
Finance leases acquired	—	—	10.6	—	10.6
Loss from early extinguishment of debt	20.4	—	—	—	20.4
Finance expense	40.4	6.9	0.3	0.3	47.9
Total liability related other changes	63.0	6.9	18.2	0.3	88.4

Balance as at December 31, 2017	$2,942.2	$106.3	$18.8	$4.8	$3,072.1